Intangible Assets	12 Months Ended
Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets
8. INTANGIBLE ASSETS
Intangible assets as of December 31, 2020 and 2021 are summarized as follows:

	As of December 31, 2020
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(1,556)	10,114
IPR&D TJ101	110,330	—	110,330

Total intangible assets	122,000	(1,556)	120,444

	As of December 31, 2021
	Gross carrying amount	Accumulated amortization	Net carrying amount
	RMB	RMB	RMB
Intangible assets
TJ103	11,670	(2,334)	9,336
IPR&D TJ101	110,330	—	110,330

Total intangible assets	122,000	(2,334)	119,666

The three IPR&D assets (TJ103, TJ101, and TJ102) were acquired from the business combination of
I-Mab
Tianjin and its subsidiaries including Chengdu Tasgen
Bio-Tech
Co., Ltd. and Shanghai Tianyunjian
Bio-Tech
Co., Ltd. (together the “Tasgen Group”) in 2017. The licensor of these IPR&D assets was Genexine, Inc. The gross carrying amounts represent the fair value assigned to the respective research and development assets. At the date of acquisition, all three assets had not reached technological feasibility. They were considered indefinite lived.
IPR&D related to TJ103 was subsequently determined to have a finite useful life as a result of an out-licensing
arrangement. Consequently, the Group uses the straight-line method to amortize the asset. The amortization for the years ended December 31, 2019, 2020 and 2021 was nil, 1,556, and RMB778
respectively. The estimated amortization expense for each of the five succeeding fiscal years is
RMB778.
On September 15, 2020,
I-Mab
Hong Kong and Genexine, Inc. entered into amendments to Intellectual Property License Agreement with
I-Mab
Hangzhou to assign and transfer all the rights and obligations related to TJ102 to
I-Mab
Biopharma (Hangzhou) Limited
(“I-Mab
Hangzhou”), pursuant to an equity transfer and investment agreement entered into between
I-Mab
Hong Kong and various parties (see Note 10).
As of December 31, 2020 and 2021, there was no impairment of the value of the Group’s intangible assets.